Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the period	$ 25,348
Additions			25,981
Foreign currency translation	(1,101)	(8)	(633)
Balance at the end of the period	$ 21,190	$ 237	$ 25,348